UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09479

Name of Fund: BlackRock S&P 500 Protected Equity Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock S&P 500 Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 09/30/2007

Date of reporting period: 10/01/2006 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock S&P 500(R) Protected Equity Fund, Inc. (PEFX)                BLACKROCK

ANNUAL REPORT | SEPTEMBER 30, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock S&P 500(R) Protected Equity Fund, Inc.

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
Summary Schedule of Investments ..........................................     5
Financial Statements:
  Statement of Assets, Liabilities and Capital ...........................     9
  Statement of Operations ................................................     9
  Statements of Changes in Net Assets ....................................    10
Financial Highlights .....................................................    11
Notes to Financial Statements ............................................    12
Report of Independent Registered Public Accounting Firm ..................    15
Automatic Dividend Reinvestment Plan .....................................    16
Officers and Directors ...................................................    17
Proxy Results ............................................................    18
BlackRock Privacy Principles .............................................    19
Availability of Quarterly Schedule of Investments ........................    19
Electronic Delivery ......................................................    19

--------------------------------------------------------------------------------
Important Notice:

On February 15, 2007, the Fund's Board of Directors approved a Plan of Liquidation and Termination. Accordingly, the Fund will liquidate substantially all of its assets on or about the close of business on November 30, 2007. Any cash received subsequent to the liquidation will be distributed to the shareholders of record as of the date of liquidation.
--------------------------------------------------------------------------------

S&P 500 is a registered trademark of the McGraw-Hill Companies.


2       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                              6-month      12-month
=========================================================================================================
U.S. equities (S&P 500 Index)                                                        +8.44%       +16.44%
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                         +1.19        +12.34
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                    +8.72        +24.86
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                             +2.31        + 5.14
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                       +1.15        + 3.10
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)     +0.56        + 7.62
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of September 30, 2007

Fund Information

Symbol on NASDAQ Exchange .........................................          PEFX
Initial Offering Date .............................................    November 3, 1999
Yield on Closing Market Price as of September 30, 2007 ($10.16)* ..          .54%
Current Annual Distribution per share of Common Stock** ...........        $.055352
---------------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    The distribution is not constant and is subject to change.

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                                9/30/07   9/30/06     Change     High       Low
--------------------------------------------------------------------------------
Market Price ................    $10.16    $ 9.56      6.28%    $10.93    $ 9.55
Net Asset Value .............    $10.36    $ 9.98      3.81%    $10.43    $ 9.98
--------------------------------------------------------------------------------

The following chart shows the portfolio composition of the Fund's long-term investments:

Portfolio Composition

Sector                                                       9/30/07     9/30/06
--------------------------------------------------------------------------------
Financials ...............................................    18.5%       18.8%
Information Technology ...................................    15.1        12.8
Health Care ..............................................    10.9        10.7
Industrials ..............................................    10.8         9.2
Energy ...................................................    10.8         7.9
Consumer Staples .........................................     8.8         8.0
Consumer Discretionary ...................................     8.7         8.6
Telecommunication Services ...............................     3.5         3.0
Utilities ................................................     3.3         2.9
Materials ................................................     3.0         2.4
Other* ...................................................     6.6        15.7
--------------------------------------------------------------------------------

*     Includes portfolio holdings in options purchased.


4       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

Summary Schedule of Investments as of September 30, 2007

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                     Value       Net Assets
====================================================================================================================================
Aerospace & Defense                              4,102      Boeing Co.                                     $   430,669       0.6%
                                                 5,098      United Technologies Corp.                          410,287       0.5
                                                            Other Securities                                 1,172,321       1.5
                                                                                                           -------------------------
                                                                                                             2,013,277       2.6
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                          5,500      United Parcel Service, Inc. Class B                413,050       0.5
                                                            Other Securities                                   217,491       0.3
                                                                                                           -------------------------
                                                                                                               630,541       0.8
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                    Other Securities                                    56,995       0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                             Other Securities                                   143,202       0.2
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                                 Other Securities                                   262,122       0.3
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                       10,348      The Coca-Cola Co.                                  594,700       0.8
                                                 8,403      PepsiCo, Inc.                                      615,604       0.8
                                                            Other Securities                                   352,433       0.4
                                                                                                           -------------------------
                                                                                                             1,562,737       2.0
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                    5,655      Amgen, Inc. (a)                                    319,903       0.4
                                                            Other Securities                                   507,124       0.7
                                                                                                           -------------------------
                                                                                                               827,027       1.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                           Other Securities                                    84,787       0.1
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                                  2,100      The Goldman Sachs Group, Inc.                      455,154       0.6
                                                 4,400      Merrill Lynch & Co., Inc. (b)                      313,632       0.4
                                                 5,437      Morgan Stanley                                     342,531       0.4
                                                            Other Securities                                 1,225,744       1.6
                                                                                                           -------------------------
                                                                                                             2,337,061       3.0
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                                   Other Securities                                 1,194,808       1.6
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                 1,761      The PNC Financial Services Group, Inc. (b)         119,924       0.2
                                                 9,826      Wachovia Corp.                                     492,774       0.6
                                                17,232      Wells Fargo & Co.                                  613,804       0.8
                                                            Other Securities                                 1,205,715       1.6
                                                                                                           -------------------------
                                                                                                             2,432,217       3.2
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                              Other Securities                                   358,566       0.5
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                        31,394      Cisco Systems, Inc. (a)                          1,039,455       1.3
                                                 8,604      QUALCOMM, Inc.                                     363,605       0.5
                                                            Other Securities                                   602,550       0.8
                                                                                                           -------------------------
                                                                                                             2,005,610       2.6
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                          4,496      Apple Computer, Inc. (a)                           690,316       0.9
                                                11,749      Dell, Inc. (a)                                     324,272       0.4
                                                13,525      Hewlett-Packard Co.                                673,410       0.9
                                                 7,041      International Business Machines Corp.              829,430       1.1
                                                            Other Securities                                   491,514       0.6
                                                                                                           -------------------------
                                                                                                             3,008,942       3.9
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                                  Other Securities                                    64,071       0.1
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                      Other Securities                                    44,842       0.1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                 6,122      American Express Co.                               363,463       0.5
                                                            Other Securities                                   301,125       0.4
                                                                                                           -------------------------
                                                                                                               664,588       0.9
------------------------------------------------------------------------------------------------------------------------------------


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      5

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                     Value       Net Assets
====================================================================================================================================
Containers & Packaging                                      Other Securities                               $   129,553       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                                Other Securities                                    50,350       0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services                               Other Securities                                    73,705       0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                  22,920      Bank of America Corp.                            1,152,188       1.5
                                                25,681      Citigroup, Inc.                                  1,198,532       1.6
                                                17,517      JPMorgan Chase & Co.                               802,629       1.0
                                                            Other Securities                                   377,717       0.5
                                                                                                           -------------------------
                                                                                                             3,531,066       4.6
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services          31,608      AT&T Inc.                                        1,337,334       1.7
                                                15,031      Verizon Communications, Inc.                       665,573       0.9
                                                            Other Securities                                   199,995       0.3
                                                                                                           -------------------------
                                                                                                             2,202,902       2.9
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                                          Other Securities                                 1,263,100       1.6
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                        Other Securities                                   323,362       0.4
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                          Other Securities                                   250,501       0.3
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                      6,132      Schlumberger Ltd.                                  643,860       0.9
                                                            Other Securities                                 1,017,141       1.3
                                                                                                           -------------------------
                                                                                                             1,661,001       2.2
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                         7,740      CVS/Caremark Corp.                                 306,736       0.4
                                                12,408      Wal-Mart Stores, Inc.                              541,609       0.7
                                                            Other Securities                                   739,211       1.0
                                                                                                           -------------------------
                                                                                                             1,587,556       2.1
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                               Other Securities                                   982,101       1.3
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                               Other Securities                                   136,293       0.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                 5,948      Medtronic, Inc.                                    335,527       0.4
                                                            Other Securities                                   873,020       1.2
                                                                                                           -------------------------
                                                                                                             1,208,547       1.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                 6,880      UnitedHealth Group, Inc.                           333,198       0.4
                                                            Other Securities                                 1,194,989       1.6
                                                                                                           -------------------------
                                                                                                             1,528,187       2.0
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology                                      Other Securities                                    34,286       0.0
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                    6,166      McDonald's Corp.                                   335,862       0.4
                                                            Other Securities                                   752,071       1.0
                                                                                                           -------------------------
                                                                                                             1,087,933       1.4
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                          Other Securities                                   355,425       0.5
------------------------------------------------------------------------------------------------------------------------------------
Household Products                              16,170      The Procter & Gamble Co.                         1,137,398       1.5
                                                            Other Securities                                   373,384       0.5
                                                                                                           -------------------------
                                                                                                             1,510,782       2.0
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                                 Other Securities                                   585,187       0.8
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                               Other Securities                                   333,101       0.4
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                         3,730      3M Co.                                             349,053       0.4
                                                52,932      General Electric Co.                             2,191,385       2.9
                                                            Other Securities                                   186,005       0.2
                                                                                                           -------------------------
                                                                                                             2,726,443       3.5
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                       13,267      American International Group, Inc.                 897,513       1.2
                                                            Other Securities                                 2,265,032       2.9
                                                                                                           -------------------------
                                                                                                             3,162,545       4.1
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                                   Other Securities                                   181,677       0.2
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                     1,180      Google, Inc. Class A (a)                           669,379       0.9
                                                            Other Securities                                   484,642       0.6
                                                                                                           -------------------------
                                                                                                             1,154,021       1.5


6       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                     Value       Net Assets
====================================================================================================================================
Leisure Equipment & Products                                Other Securities                               $   121,493       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                              Other Securities                                   248,524       0.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                                   Other Securities                                 1,263,403       1.6
------------------------------------------------------------------------------------------------------------------------------------
Media                                           16,140      Comcast Corp. Class A (a)                          390,265       0.5
                                                19,720      Time Warner, Inc.                                  362,059       0.5
                                                10,061      Walt Disney Co.                                    345,998       0.5
                                                            Other Securities                                 1,030,558       1.3
                                                                                                           -------------------------
                                                                                                             2,128,880       2.8
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                             Other Securities                                   677,271       0.9
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                             Other Securities                                   745,893       1.0
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                            Other Securities                                   661,729       0.9
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                                          Other Securities                                    88,105       0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                     11,126      Chevron Corp.                                    1,041,171       1.4
                                                 8,426      ConocoPhillips                                     739,550       0.9
                                                28,768      Exxon Mobil Corp. (d)                            2,662,766       3.5
                                                            Other Securities                                 1,910,593       2.5
                                                                                                           -------------------------
                                                                                                             6,354,080       8.3
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                     Other Securities                                   196,652       0.3
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                           Other Securities                                   106,723       0.1
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                                  7,991      Abbott Laboratories                                428,477       0.6
                                                14,984      Johnson & Johnson                                  984,449       1.3
                                                11,170      Merck & Co., Inc.                                  577,377       0.7
                                                36,038      Pfizer, Inc.                                       880,408       1.1
                                                 6,957      Wyeth                                              309,934       0.4
                                                            Other Securities                                 1,063,466       1.4
                                                                                                           -------------------------
                                                                                                             4,244,111       5.5
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                       Other Securities                                   843,445       1.1
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development                        Other Securities                                    27,840       0.0
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                                 Other Securities                                   502,183       0.6
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                30,221      Intel Corp.                                        781,515       1.0
Semiconductor Equipment                                     Other Securities                                 1,119,319       1.5
                                                                                                           -------------------------
                                                                                                             1,900,834       2.5
------------------------------------------------------------------------------------------------------------------------------------
Software                                        41,726      Microsoft Corp. (d)                              1,229,248       1.6
                                                20,358      Oracle Corp. (a)                                   440,751       0.6
                                                            Other Securities                                   565,203       0.7
                                                                                                           -------------------------
                                                                                                             2,235,202       2.9
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                            Other Securities                                 1,088,087       1.4
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                            Other Securities                                   297,752       0.4
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                       5,017      Fannie Mae                                         305,084       0.4
                                                            Other Securities                                   519,261       0.7
                                                                                                           -------------------------
                                                                                                               824,345       1.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                         10,916      Altria Group, Inc.                                 758,989       1.0
                                                            Other Securities                                    85,840       0.1
                                                                                                           -------------------------
                                                                                                               844,829       1.1
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                            Other Securities                                    31,825       0.0
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                         Other Securities                                   410,487       0.5
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost -- $53,050,509)       69,594,710      90.7
====================================================================================================================================


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      7

Summary Schedule of Investments (concluded)

                                            Beneficial                                                                    Percent of
                                              Interest      Short-Term Securities                             Value       Net Assets
====================================================================================================================================
                                            $2,234,847      BlackRock Liquidity Series, LLC Cash
                                                              Sweep Series, 5.22% (b)(c)                   $ 2,234,847       2.9%
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                              (Cost -- $2,234,847)                           2,234,847       2.9
====================================================================================================================================

====================================================================================================================================

                                             Number of
                                             Contracts      Put Options Purchased
====================================================================================================================================
                                                54,651      S&P European, expiring October 2007 at $1,639    4,989,831       6.5
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Put Options Purchased
                                                              (Premiums Paid -- $10,465,188)                 4,989,831       6.5
====================================================================================================================================
Total Investments (Cost -- $65,750,544*)                                                                    76,819,388     100.1

Liabilities in Excess of Other Assets                                                                          (84,187)     (0.1)
                                                                                                           -------------------------
Net Assets                                                                                                 $76,735,201     100.0%

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes were as follows:

      Aggregate cost ..........................................    $ 66,637,911
                                                                   ============
      Gross unrealized appreciation ...........................    $ 22,326,367
      Gross unrealized depreciation ...........................     (12,144,890)
                                                                   ------------
      Net unrealized appreciation .............................    $ 10,181,477
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                  Purchase       Sale      Realized    Dividend
      Affiliate                     Cost         Cost        Gain       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity
          Series, LLC
          Cash Sweep Series       $559,548*          --          --    $ 82,998

      BlackRock Liquidity
          Series, LLC
          Money Market Series           --           --          --    $    317

      Merrill Lynch & Co., Inc.         --     $  6,362    $  1,111    $  5,850

      The PNC Financial
          Services Group, Inc.    $ 29,001           --          --    $  3,590
      --------------------------------------------------------------------------

*     Represents net purchase cost.
(c)   Represents the current yield as of September 30, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration         Face         Unrealized
      Contracts        Issue            Date            Value       Appreciation
      --------------------------------------------------------------------------
         5         S&P 500 Index    December 2007    $1,853,382        $69,243
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets. Some securities, or a portion thereof, in this category are held as collateral in connection with open financial futures contracts.

      See Notes to Financial Statements.


8       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

Statement of Assets, Liabilities and Capital

As of September 30, 2007

===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in unaffiliated securities, at value
(identified cost -- $52,664,914) ..............................    $ 69,161,154
Investments in affiliated securities, at value
(identified cost -- $2,620,442) ...............................       2,668,403
Options purchased, at value (premiums paid -- $10,465,188) ....       4,989,831
Cash ..........................................................           3,382
Securities sold receivable ....................................          94,728
Dividends receivable ..........................................          77,416
Securities lending receivable .................................              56
                                                                   ------------
Total assets ..................................................      76,994,970
                                                                   ------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Investment adviser payable ....................................         190,769
Securities purchased payable ..................................          60,859
Variation margin payable ......................................           8,125
Accrued expenses ..............................................              16
                                                                   ------------
Total liabilities .............................................         259,769
                                                                   ------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net assets ....................................................    $ 76,735,201
                                                                   ============

===============================================================================
Capital
-------------------------------------------------------------------------------
Undistributed investment income -- net ........................    $    424,683
Accumulated realized capital losses -- net ....................     (14,684,501)
Unrealized appreciation -- net ................................      11,138,087
                                                                   ------------
Total accumulated losses -- net ...............................      (3,121,731)
                                                                   ------------
Common Stock, par value $.10 per share, 200,000,000
shares authorized .............................................         740,723
Paid-in capital in excess of par ..............................      79,116,209
                                                                   ------------
Total Capital -- Equivalent to $10.36 per share based on
7,407,227 shares of Common Stock outstanding
(market price -- $10.16) ......................................    $ 76,735,201
                                                                   ============

See Notes to Financial Statements.

Statement of Operations

For the Year Ended September 30, 2007

===============================================================================
Investment Income
-------------------------------------------------------------------------------
Dividends (including $9,440 from affiliates) ..................    $  1,268,981
Interest from affiliates ......................................          82,998
Securities lending -- net .....................................             317
                                                                   ------------
Total income ..................................................       1,352,296
                                                                   ------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory fees ......................................         751,812
Directors' fees and expenses ..................................          31,915
Dividends on securities sold short ............................           1,943
                                                                   ------------
Total expenses ................................................         785,670
                                                                   ------------
Investment income -- net ......................................         566,626
                                                                   ------------

===============================================================================
Realized & Unrealized Gain -- Net
-------------------------------------------------------------------------------
Realized gain on:
  Investments -- net (including $1,111 from affiliates) .......         341,028
  Financial futures contracts -- net ..........................         138,131
                                                                   ------------
Total realized gain ...........................................         479,159
                                                                   ------------
Change in unrealized appreciation on:
  Investments -- net ..........................................       2,111,609
  Financial futures contracts -- net ..........................          31,023
                                                                   ------------
Total change in unrealized appreciation .......................       2,142,632
                                                                   ------------
Total realized and unrealized gain -- net .....................       2,621,791
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ..........    $  3,188,417
                                                                   ============

See Notes to Financial Statements.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      9

Statements of Changes in Net Assets

                                                                                                             For the Year Ended
                                                                                                                September 30,
                                                                                                      -----------------------------
Increase (Decrease) in Net Assets:                                                                         2007             2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................    $    566,626     $    394,239
Realized gain (loss) -- net ......................................................................         479,159         (139,215)
Change in unrealized appreciation -- net .........................................................       2,142,632        1,757,367
                                                                                                      -----------------------------
Net increase in net assets resulting from operations .............................................       3,188,417        2,012,391
                                                                                                      -----------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................        (410,005)        (270,001)
                                                                                                      -----------------------------
Net decrease in net assets resulting from dividends to shareholders ..............................        (410,005)        (270,001)
                                                                                                      -----------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .....................................................................       2,778,412        1,742,390
Beginning of year ................................................................................      73,956,789       72,214,399
                                                                                                      -----------------------------
End of year* .....................................................................................    $ 76,735,201     $ 73,956,789
                                                                                                      =============================
  * Undistributed investment income -- net .......................................................    $    424,683     $    268,062
                                                                                                      =============================

      See Notes to Financial Statements.


10       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

Financial Highlights

                                                                                 For the Year Ended September 30,
The following per share data and ratios have been derived        ----------------------------------------------------------------
from information provided in the financial statements.             2007          2006          2005          2004           2003
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................      $   9.98      $   9.75      $   9.81      $   9.71      $   9.31
                                                                 ----------------------------------------------------------------
Investment income -- net** ................................           .08           .05           .06           .02           .01
Realized and unrealized gain (loss) -- net ................           .36           .22          (.05)          .09           .40
                                                                 ----------------------------------------------------------------
Total from investment operations ..........................           .44           .27           .01           .11           .41
                                                                 ----------------------------------------------------------------
Less dividends from investment income -- net ..............          (.06)         (.04)         (.07)         (.01)         (.01)
                                                                 ----------------------------------------------------------------
Net asset value, end of year ..............................      $  10.36      $   9.98      $   9.75      $   9.81      $   9.71
                                                                 ----------------------------------------------------------------
Market price per share, end of year .......................      $  10.16      $   9.56      $   9.47      $   9.13      $   8.89
                                                                 ================================================================
=================================================================================================================================
Total Investment Return*
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ........................          4.40%         2.76%          .17%         1.16%         4.30%
                                                                 ================================================================
Based on market price per share ...........................          6.88%         1.35%         4.54%         2.84%         6.47%
                                                                 ================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses ..................................................          1.05%         1.05%         1.01%         1.01%         1.01%
                                                                 ================================================================
Investment income -- net ..................................           .75%          .54%          .62%          .23%          .09%
                                                                 ================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ....................      $ 76,735      $ 73,957      $ 72,214      $309,115      $306,041
                                                                 ================================================================
Portfolio turnover ........................................             3%            4%            6%            6%           --***
                                                                 ================================================================

* Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
      Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Amount is less than 1%.

      See Notes to Financial Statements.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      11

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's shares of Common Stock are listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined at the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specified future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security


12       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007
      acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Short sales -- When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, the Manager will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay the Manager any interest on any deferred investment advisory fees. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

The Manager will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended September 30, 2007, BIM received $101 in securities lending agent fees.

In addition, MLPF&S received $158 in commissions on the execution of portfolio security transactions for the Fund for the year ended September 30, 2007.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      13

Notes to Financial Statements (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2007 were $2,544,964 and $2,646,074, respectively.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was follows:

--------------------------------------------------------------------------------
                                                           9/30/2007   9/30/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................................    $410,005    $270,001
                                                            --------------------
Total taxable distributions ............................    $410,005    $270,001
                                                            ====================

As of September 30, 2007, the components of accumulated losses on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ........................     $    424,683
Undistributed long-term capital gains -- net ................               --
                                                                  ------------
Total undistributed earnings -- net .........................          424,683
Capital loss carryforward ...................................      (13,709,173)*
Unrealized gains -- net .....................................       10,162,759**
                                                                  ------------
Total accumulated losses -- net .............................     $ (3,121,731)
                                                                  ============

* On September 30, 2007, the Fund had a net capital loss carryforward of $13,709,173, of which $8,491,823 expires in 2011 and $5,217,350 expires in
      2015. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

6. Plan of Liquidation:

On February 15, 2007, the Fund's Board of Directors approved a Plan of Liquidation and Termination. Accordingly, the Fund will liquidate substantially all of its assets on or about the close of business on November 30, 2007. Any cash received subsequent to the liquidation will be distributed to the shareholders of record as of the date of liquidation.


14       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock S&P 500(R) Protected Equity Fund, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the summary schedule of investments, of BlackRock S&P 500(R) Protected Equity Fund, Inc. (the "Fund") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock S&P 500(R) Protected Equity Fund, Inc. as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 28, 2007


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      15

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by Computershare Trust Company, N.A. (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. The value of shares acquired pursuant to the Plan will generally be excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at Computershare Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010, Telephone:
800-426-5523.


16       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

Officers and Directors as of September 30, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years   Director        Held by Director
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Fund         2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    present  Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and                   Equities, Chairman of the BlackRock Retail
1954                       Director              Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *      Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr.
                                  Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
                                  Doll serves at the pleasure of the Board of Directors.
====================================================================================================================================
Independent Directors*
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton           Director     2002 to  Managing General Partner of The Burton        21 Funds        Knology, Inc.
P.O. Box 9095                           2007     Partnership, Limited Partnership (an          32 Portfolios   (telecommunications);
Princeton, NJ 08543-9095                         investment partnership) since 1979; Managing                  Capital Southwest
1944                                             General Partner of The South Atlantic                         (financial)
                                                 Venture Funds since 1983; Member of the
                                                 Investment Advisory Council of the Florida
                                                 State Board of Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John Francis O'Brien       Director     2004 to  President and Chief Executive Officer of      21 Funds        Cabot Corporation
P.O. Box 9095                           2007     Allmerica Financial Corporation (financial    32 Portfolios   (chemicals);
Princeton, NJ 08543-9095                         services holding company) from 1995 to 2002                   LKQ Corporation
1943                                             and Director from 1995 to 2003; President of                  (auto parts
                                                 Allmerica Investment Management Co., Inc.                     manufacturing);
                                                 (investment adviser) from 1989 to 2002,                       TJX Companies, Inc.
                                                 Director from 1989 to 2002 and Chairman of                    (retailer)
                                                 the Board from 1989 to 1990; President,
                                                 Chief Executive Officer and Director of
                                                 First Allmerica Financial Life Insurance
                                                 Company from 1989 to 2002 and Director of
                                                 various other Allmerica Financial companies
                                                 until 2002; Director from 1989 to 2006,
                                                 Member of the Governance Nominating
                                                 Committee from 2004 to 2006, Member of the
                                                 Compensation Committee from 1989 to 2006 and
                                                 Member of the Audit Committee from 1990 to
                                                 2004 of ABIOMED; Director, Member of the
                                                 Governance and Nomination Committee and
                                                 Member of the Audit Committee of Cabot
                                                 Corporation since 1990; Director and Member
                                                 of the Audit Committee and Compensation
                                                 Committee of LKQ Corporation since 2003;
                                                 Lead Director of TJX Companies, Inc. since
                                                 1996; Trustee of the Woods Hole
                                                 Oceanographic Institute since 2003;
                                                 Director, Ameresco, Inc. since 2006;
                                                 Director, Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh             Director     2003 to  Director, Ruckleshaus Institute and Haub      21 Funds        None
P.O. Box 9095                           2007     School of Natural Resources at the            32 Portfolios
Princeton, NJ 08543-9095                         University of Wyoming since 2006; Consultant
1941                                             with Putnam Investments from 1993 to 2003,
                                                 and employed in various capacities therewith
                                                 from 1973 to 1992; Director, Massachusetts
                                                 Audubon Society from 1990 to 1997; Director,
                                                 The National Audubon Society from 1998 to
                                                 2005; Director, The American Museum of Fly
                                                 Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      17

Officers and Directors (concluded)

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years   Director        Held by Director
====================================================================================================================================
Independent Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss**            Director     2000 to  Managing Director of FGW Associates since     21 Funds        Watson
P.O. Box 9095                           2007     1997; Vice President, Planning, Investment    32 Portfolios   Pharmaceuticals, Inc.
Princeton, NJ 08543-9095                         and Development of Warner Lambert Co. from                    (pharmaceutical
1941                                             1979 to 1997; Director of the Michael J. Fox                  company)
                                                 Foundation for Parkinson's Research since
                                                 2000; Director of BTG International Plc (a
                                                 global technology commercialization company)
                                                 since 2001.
                           ---------------------------------------------------------------------------------------------------------
                           *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Chairman of the Board of Directors and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         1999 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
P.O. Box 9011              President    2007     Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
Princeton, NJ 08543-9011   and                   First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
1960                       Treasurer             1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Chief        2007     Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance            BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton, NJ 08543-9011   Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
1965                                             2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and
                                                 Branch Chief, Division of Investment Management and Office of Compliance
                                                 Inspections and Examinations, U.S. Securities and Exchange Commission,
                                                 from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary    2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                           present  BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                         Management from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of BlackRock S&P 500(R) Protected Equity Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares Voted    Shares Withheld
                                                                                                         For           From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:   G. Nicholas Beckwith, III, Richard E. Cavanagh,
                                          Richard S. Davis, Kent Dixon, Frank J. Fabozzi,
                                          Kathleen F. Feldstein, James T. Flynn, Henry Gabbay,
                                          Jerrold B. Harris, R. Glenn Hubbard, W. Carl Kester,
                                          Karen P. Robards and Robert S. Salomon, Jr.                 5,095,442          82,731
------------------------------------------------------------------------------------------------------------------------------------


18       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.     SEPTEMBER 30, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.    SEPTEMBER 30, 2007      19

BlackRock S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio consisting primarily of the common stocks of substantially all of the companies represented in the S&P 500 Index and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of BlackRock S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock S&P 500(R) Protected Equity Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #SPPEQ-9/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended effective November 1, 2007)
            John F. O'Brien (term ended effective November 1, 2007)
            David H. Walsh (term ended effective November 1, 2007)
            Fred G. Weiss (term ended effective November 1, 2007)
            Robert S. Salomon, Jr. (term began effective November 1, 2007)
            Kent Dixon (term began effective November 1, 2007)
            Frank J. Fabozzi (term began effective November 1, 2007)
            W. Carl Kester (term began effective November 1, 2007)
            James T. Flynn (term began effective November 1, 2007)
            Karen P. Robards (term began effective November 1, 2007)

            The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to
            Item 3(c)(4) of Form N-CSR.

            Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

            Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

------------------------------------------------------------------------------------------------------------------------------------
                                  (a) Audit Fees      (b) Audit-Related Fees(1)       (c) Tax Fees(2)        (d) All Other Fees(3)
------------------------------------------------------------------------------------------------------------------------------------
                              Current      Previous     Current      Previous      Current      Previous      Current     Previous
                            Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year   Fiscal Year  Fiscal Year   Fiscal Year  Fiscal Year
        Entity Name             End          End          End          End           End          End           End          End
------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500
Protected Equity Fund, Inc.   $26,000      $26,000         $0           $0         $6,100       $6,000        $1,042         $0
------------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

               -----------------------------------------------------------------
                                                     Current           Previous
                                                   Fiscal Year       Fiscal Year
                       Entity Name                     End               End
               -----------------------------------------------------------------
               BlackRock S&P 500 Protected
               Equity Fund, Inc.                     $291,642        $3,056,250
               -----------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Donald W. Burton
            John F. O'Brien
            David H. Walsh
            Fred G. Weiss

Item 6 - Schedule of Investments - The registrant's complete Schedule of Investments is as follows.

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%          233,061    Boeing Co.                                                         $    24,469,074
                                    116,857    General Dynamics Corp.                                                   9,870,911
                                     40,149    Goodrich Corp.                                                           2,739,366
                                    227,574    Honeywell International, Inc.                                           13,533,826
                                     34,267    L-3 Communications Holdings, Inc.                                        3,500,031
                                    101,651    Lockheed Martin Corp.                                                   11,028,117
                                    104,662    Northrop Grumman Corp.                                                   8,163,636
                                     39,700    Precision Castparts Corp.                                                5,874,806
                                    131,183    Raytheon Co.                                                             8,372,099
                                     50,316    Rockwell Collins, Inc.                                                   3,675,081
                                    294,911    United Technologies Corp.                                               23,734,437
                                                                                                                    -------------
                                                                                                                      114,961,384
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%       51,692    CH Robinson Worldwide, Inc.                                              2,806,359
                                     88,856    FedEx Corp.                                                              9,307,666
                                    312,187    United Parcel Service, Inc. Class B (e)                                 23,445,244
                                                                                                                    -------------
                                                                                                                       35,559,269
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                     222,370    Southwest Airlines Co.                                                   3,291,076
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%               60,683    The Goodyear Tire & Rubber Co. (a)                                       1,845,370
                                     56,390    Johnson Controls, Inc.                                                   6,660,223
                                                                                                                    -------------
                                                                                                                        8,505,593
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                  640,982    Ford Motor Co. (a)(e)                                                    5,441,937
                                    169,898    General Motors Corp. (e)                                                 6,235,257
                                     74,629    Harley-Davidson, Inc.                                                    3,448,606
                                                                                                                    -------------
                                                                                                                       15,125,800
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                    221,609    Anheuser-Busch Cos., Inc.                                               11,078,234
                                     26,813    Brown-Forman Corp. Class B                                               2,008,562
                                    591,683    The Coca-Cola Co.                                                       34,004,022
                                     93,423    Coca-Cola Enterprises, Inc.                                              2,262,705
                                     60,756    Constellation Brands, Inc. Class A (a)                                   1,470,903
                                     18,550    Molson Coors Brewing Co. Class B                                         1,848,879
                                     46,273    Pepsi Bottling Group, Inc.                                               1,719,967
                                    480,524    PepsiCo, Inc.                                                           35,203,188
                                                                                                                    -------------
                                                                                                                       89,596,460
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                323,140    Amgen, Inc. (a)                                                         18,280,030
                                     85,622    Biogen Idec, Inc. (a)(e)                                                 5,679,307
                                    116,936    Celgene Corp. (a)                                                        8,338,706
                                     74,923    Genzyme Corp. (a)                                                        4,642,229
                                    269,782    Gilead Sciences, Inc. (a)                                               11,025,990
                                                                                                                    -------------
                                                                                                                       47,966,262
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%             56,721    American Standard Cos., Inc.                                             2,020,402
                                    121,507    Masco Corp.                                                              2,815,317
                                                                                                                    -------------
                                                                                                                        4,835,719
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.4%               53,200    American Capital Strategies Ltd. (e)                                     2,273,236
                                     74,273    Ameriprise Financial, Inc.                                               4,687,369
                                    331,177    The Bank of New York Mellon Corp.                                       14,618,153
                                     32,923    The Bear Stearns Cos., Inc.                                              4,043,274
                                    267,694    The Charles Schwab Corp.                                                 5,782,190
                                    119,982    E*Trade Financial Corp. (a)                                              1,566,965
                                     27,748    Federated Investors, Inc. Class B                                        1,101,596
                                     49,022    Franklin Resources, Inc.                                                 6,250,305
                                    121,313    The Goldman Sachs Group, Inc. (e)                                       26,293,380

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     53,632    Janus Capital Group, Inc.                                          $     1,516,713
                                     40,254    Legg Mason, Inc.                                                         3,393,010
                                    154,876    Lehman Brothers Holdings, Inc.                                           9,560,495
                                    255,638    Merrill Lynch & Co., Inc. (b)                                           18,221,877
                                    315,333    Morgan Stanley                                                          19,865,979
                                     59,661    Northern Trust Corp.                                                     3,953,734
                                    115,815    State Street Corp.                                                       7,893,950
                                     74,040    T. Rowe Price Group, Inc.                                                4,123,288
                                                                                                                    -------------
                                                                                                                      135,145,514
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                     63,718    Air Products & Chemicals, Inc.                                           6,229,072
                                     20,132    Ashland, Inc.                                                            1,212,148
                                    275,553    The Dow Chemical Co.                                                    11,865,312
                                    267,437    E.I. du Pont de Nemours & Co.                                           13,254,178
                                     26,162    Eastman Chemical Co.                                                     1,745,790
                                     58,695    Ecolab, Inc.                                                             2,770,404
                                     30,602    Hercules, Inc.                                                             643,254
                                     25,264    International Flavors & Fragrances, Inc.                                 1,335,455
                                    162,572    Monsanto Co.                                                            13,938,923
                                     48,747    PPG Industries, Inc.                                                     3,682,836
                                     93,557    Praxair, Inc.                                                            7,836,334
                                     46,426    Rohm & Haas Co.                                                          2,584,535
                                     40,945    Sigma-Aldrich Corp.                                                      1,995,659
                                                                                                                    -------------
                                                                                                                       69,093,900
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%             160,996    BB&T Corp.                                                               6,502,628
                                     51,243    Comerica, Inc.                                                           2,627,741
                                     50,251    Commerce Bancorp, Inc.                                                   1,948,734
                                    160,497    Fifth Third Bancorp                                                      5,437,638
                                     42,958    First Horizon National Corp. (e)                                         1,145,260
                                    111,229    Huntington Bancshares, Inc.                                              1,888,668
                                    121,882    KeyCorp                                                                  3,940,445
                                     25,166    M&T Bank Corp.                                                           2,603,423
                                     69,823    Marshall & Ilsley Corp.                                                  3,056,153
                                    176,405    National City Corp. (e)                                                  4,426,001
                                    101,149    The PNC Financial Services Group, Inc. (b)(e)                            6,888,247
                                    213,848    Regions Financial Corp.                                                  6,304,239
                                    103,711    SunTrust Banks, Inc.                                                     7,847,811
                                     88,063    Synovus Financial Corp.                                                  2,470,167
                                    513,411    U.S. Bancorp (e)                                                        16,701,260
                                    565,961    Wachovia Corp.                                                          28,382,944
                                    993,990    Wells Fargo & Co.                                                       35,405,924
                                     28,430    Zions Bancorporation                                                     1,952,288
                                                                                                                    -------------
                                                                                                                      139,529,571
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                75,842    Allied Waste Industries, Inc. (a)                                          966,986
Supplies - 0.5%                      29,712    Avery Dennison Corp.                                                     1,694,178
                                     44,997    Cintas Corp.                                                             1,669,389
                                     40,554    Equifax, Inc.                                                            1,545,918
                                     34,451    Monster Worldwide, Inc. (a)                                              1,173,401
                                     65,962    Pitney Bowes, Inc.                                                       2,995,994
                                     59,122    RR Donnelley & Sons Co.                                                  2,161,500
                                     49,092    Robert Half International, Inc.                                          1,465,887
                                    156,295    Waste Management, Inc.                                                   5,898,573
                                                                                                                    -------------
                                                                                                                       19,571,826
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Communications                      134,564    Avaya, Inc. (a)                                                    $     2,282,205
Equipment - 2.9%                     23,401    Ciena Corp. (a)                                                            891,110
                                  1,805,504    Cisco Systems, Inc. (a)                                                 59,780,237
                                    465,849    Corning, Inc.                                                           11,483,178
                                     59,672    JDS Uniphase Corp. (a)                                                     892,693
                                    158,083    Juniper Networks, Inc. (a)                                               5,787,419
                                    682,208    Motorola, Inc.                                                          12,641,314
                                    497,901    QUALCOMM, Inc.                                                          21,041,296
                                    143,084    Tellabs, Inc. (a)                                                        1,362,160
                                                                                                                    -------------
                                                                                                                      116,161,612
---------------------------------------------------------------------------------------------------------------------------------
Computers &                         258,603    Apple Computer, Inc. (a)                                                39,705,905
Peripherals - 4.3%                  675,521    Dell, Inc. (a)                                                          18,644,380
                                    627,438    EMC Corp. (a)                                                           13,050,710
                                    784,411    Hewlett-Packard Co.                                                     39,055,824
                                    404,591    International Business Machines Corp.                                   47,660,820
                                     28,044    Lexmark International, Inc. Class A (a)                                  1,164,667
                                    105,900    Network Appliance, Inc. (a)                                              2,849,769
                                     54,581    QLogic Corp. (a)                                                           734,114
                                     64,247    SanDisk Corp. (a)(e)                                                     3,540,010
                                  1,019,529    Sun Microsystems, Inc. (a)                                               5,719,558
                                     54,000    Teradata Corp. (a)                                                       1,408,320
                                                                                                                    -------------
                                                                                                                      173,534,077
---------------------------------------------------------------------------------------------------------------------------------
Construction &                       24,818    Fluor Corp.                                                              3,573,296
Engineering - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        28,172    Vulcan Materials Co.                                                     2,511,534
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%             351,774    American Express Co. (e)                                                20,884,822
                                    121,219    Capital One Financial Corp. (e)                                          8,052,578
                                    144,766    Discover Financial Services                                              3,011,133
                                    124,373    SLM Corp.                                                                6,177,607
                                                                                                                    -------------
                                                                                                                       38,126,140
---------------------------------------------------------------------------------------------------------------------------------
Containers &                         31,933    Ball Corp.                                                               1,716,399
Packaging - 0.2%                     30,430    Bemis Co.                                                                  885,817
                                     42,889    Pactiv Corp. (a)                                                         1,229,199
                                     48,487    Sealed Air Corp.                                                         1,239,328
                                     35,045    Temple-Inland, Inc.                                                      1,844,418
                                                                                                                    -------------
                                                                                                                        6,915,161
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                  50,197    Genuine Parts Co.                                                        2,509,850
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                 39,331    Apollo Group, Inc. Class A (a)                                           2,365,760
Services - 0.1%                     103,536    H&R Block, Inc.                                                          2,192,892
                                                                                                                    -------------
                                                                                                                        4,558,652
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             1,319,553    Bank of America Corp.                                                   66,333,929
Services - 5.0%                      61,329    CIT Group, Inc.                                                          2,465,426
                                     15,764    CME Group, Inc.                                                          9,258,985
                                  1,479,379    Citigroup, Inc.                                                         69,042,618
                                     20,700    IntercontinentalExchange, Inc. (a)                                       3,144,330
                                  1,008,104    JPMorgan Chase & Co.                                                    46,191,325
                                     49,500    Leucadia National Corp. (e)                                              2,386,890
                                     69,755    Moody's Corp. (e)                                                        3,515,652
                                                                                                                    -------------
                                                                                                                      202,339,155
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication     1,821,191    AT&T Inc.                                                          $    77,054,591
Services - 3.1%                      36,215    CenturyTel, Inc.                                                         1,673,857
                                    112,104    Citizens Communications Co. (e)                                          1,605,329
                                     40,456    Embarq Corp.                                                             2,249,354
                                    472,726    Qwest Communications International Inc. (a)(e)                           4,330,170
                                    863,157    Verizon Communications, Inc.                                            38,220,592
                                    130,540    Windstream Corp.                                                         1,843,225
                                                                                                                    -------------
                                                                                                                      126,977,118
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%            53,618    Allegheny Energy, Inc. (a)                                               2,802,077
                                    123,155    American Electric Power Co., Inc.                                        5,674,982
                                    358,134    Duke Energy Corp.                                                        6,693,524
                                     95,547    Edison International                                                     5,298,081
                                     57,470    Entergy Corp.                                                            6,223,426
                                    204,411    Exelon Corp. (e)                                                        15,404,413
                                    124,264    FPL Group, Inc.                                                          7,565,192
                                     91,934    FirstEnergy Corp. (e)                                                    5,823,100
                                    108,669    PPL Corp.                                                                5,031,375
                                     26,658    Pinnacle West Capital Corp.                                              1,053,258
                                     80,960    Progress Energy, Inc.                                                    3,792,976
                                    220,500    The Southern Co.                                                         7,999,740
                                                                                                                    -------------
                                                                                                                       73,362,144
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%          52,750    Cooper Industries Ltd. Class A                                           2,694,998
                                    241,730    Emerson Electric Co.                                                    12,864,871
                                     49,311    Rockwell Automation, Inc.                                                3,427,608
                                                                                                                    -------------
                                                                                                                       18,987,477
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              120,649    Agilent Technologies, Inc. (a)                                           4,449,535
Instruments - 0.3%                   54,386    Jabil Circuit, Inc.                                                      1,242,176
                                     46,940    Molex, Inc.                                                              1,264,094
                                    256,965    Solectron Corp. (a)                                                        999,594
                                     25,094    Tektronix, Inc.                                                            696,108
                                    146,001    Tyco Electronics Ltd.                                                    5,172,815
                                                                                                                    -------------
                                                                                                                       13,824,322
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   86,733    BJ Services Co.                                                          2,302,761
Services - 2.4%                      91,645    Baker Hughes, Inc.                                                       8,281,959
                                     40,109    ENSCO International, Inc.                                                2,250,115
                                    271,451    Halliburton Co.                                                         10,423,718
                                     83,579    Nabors Industries Ltd. (a)(e)                                            2,571,726
                                     51,445    National Oilwell Varco, Inc. (a)                                         7,433,803
                                     74,446    Noble Corp.                                                              3,651,576
                                     36,540    Rowan Cos., Inc.                                                         1,336,633
                                    354,490    Schlumberger Ltd.                                                       37,221,450
                                     58,401    Smith International, Inc.                                                4,169,831
                                     84,653    Transocean, Inc. (a)(e)                                                  9,570,022
                                    104,139    Weatherford International Ltd. (a)                                       6,996,058
                                                                                                                    -------------
                                                                                                                       96,209,652
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples                      447,452    CVS/Caremark Corp.                                                      17,732,523
Retailing - 2.3%                    130,024    Costco Wholesale Corp. (e)                                               7,979,573
                                    211,741    The Kroger Co.                                                           6,038,853
                                     58,110    SUPERVALU INC.                                                           2,266,871
                                    176,015    SYSCO Corp.                                                              6,264,374
                                    125,410    Safeway, Inc. (e)                                                        4,152,325
                                    713,809    Wal-Mart Stores, Inc.                                                   31,157,763
                                    292,744    Walgreen Co. (e)                                                        13,829,227
                                     38,982    Whole Foods Market, Inc. (e)                                             1,908,559
                                                                                                                    -------------
                                                                                                                       91,330,068
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                187,918    Archer-Daniels-Midland Co.                                         $     6,216,327
                                     64,462    Campbell Soup Co.                                                        2,385,094
                                    139,620    ConAgra Foods, Inc.                                                      3,648,271
                                     40,749    Dean Foods Co.                                                           1,042,359
                                     99,160    General Mills, Inc.                                                      5,752,272
                                     91,607    H.J. Heinz Co.                                                           4,232,243
                                     56,346    The Hershey Co.                                                          2,615,018
                                     77,786    Kellogg Co.                                                              4,356,016
                                    468,851    Kraft Foods, Inc.                                                       16,180,048
                                     38,948    McCormick & Co., Inc.                                                    1,400,960
                                    222,605    Sara Lee Corp.                                                           3,715,277
                                     77,945    Tyson Foods, Inc. Class A                                                1,391,318
                                     68,919    Wm. Wrigley Jr. Co. (e)                                                  4,426,667
                                                                                                                    -------------
                                                                                                                       57,361,870
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                 12,658    Nicor, Inc.                                                                543,028
                                     50,796    Questar Corp.                                                            2,668,314
                                    185,561    Spectra Energy Corp.                                                     4,542,533
                                                                                                                    -------------
                                                                                                                        7,753,875
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              13,648    Bausch & Lomb, Inc.                                                        873,472
Supplies - 1.7%                     188,177    Baxter International, Inc.                                              10,590,602
                                     72,224    Becton Dickinson & Co.                                                   5,925,979
                                    385,213    Boston Scientific Corp. (a)(e)                                           5,373,721
                                     33,306    CR Bard, Inc.                                                            2,937,256
                                    146,001    Covidien Ltd.                                                            6,059,041
                                     44,727    Hospira, Inc. (a)                                                        1,853,934
                                    337,257    Medtronic, Inc.                                                         19,024,667
                                    101,115    St. Jude Medical, Inc. (a)                                               4,456,138
                                     74,539    Stryker Corp.                                                            5,125,302
                                     38,409    Varian Medical Systems, Inc. (a)                                         1,608,953
                                     69,710    Zimmer Holdings, Inc. (a)                                                5,645,813
                                                                                                                    -------------
                                                                                                                       69,474,878
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             156,811    Aetna, Inc.                                                              8,510,133
Services - 2.2%                      52,191    AmerisourceBergen Corp.                                                  2,365,818
                                    113,016    Cardinal Health, Inc.                                                    7,066,890
                                     88,557    Cigna Corp. (e)                                                          4,719,203
                                     50,299    Coventry Health Care, Inc. (a)                                           3,129,101
                                     74,370    Express Scripts, Inc. (a)                                                4,151,333
                                     47,084    Humana, Inc. (a)                                                         3,290,230
                                     38,423    Laboratory Corp. of America Holdings (a)(e)                              3,005,831
                                     19,253    Manor Care, Inc.                                                         1,239,893
                                     90,691    McKesson Corp.                                                           5,331,724
                                     82,518    Medco Health Solutions, Inc. (a)                                         7,458,802
                                     42,666    Patterson Cos., Inc. (a)                                                 1,647,334
                                     43,342    Quest Diagnostics, Inc. (e)                                              2,503,867
                                    135,085    Tenet Healthcare Corp. (a)                                                 453,886
                                    396,745    UnitedHealth Group, Inc.                                                19,214,360
                                    180,134    WellPoint, Inc. (a)                                                     14,216,175
                                                                                                                    -------------
                                                                                                                       88,304,580
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%        60,001    IMS Health, Inc.                                                         1,838,431
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               126,785    Carnival Corp.                                                     $     6,140,198
Leisure - 1.6%                       44,459    Darden Restaurants, Inc.                                                 1,861,054
                                     52,089    Harrah's Entertainment, Inc.                                             4,528,097
                                    111,746    Hilton Hotels Corp.                                                      5,195,072
                                     94,668    International Game Technology                                            4,080,191
                                    101,219    Marriott International, Inc. Class A                                     4,399,990
                                    354,501    McDonald's Corp. (e)                                                    19,309,669
                                    215,591    Starbucks Corp. (a)                                                      5,648,484
                                     60,511    Starwood Hotels & Resorts Worldwide, Inc.                                3,676,043
                                     28,933    Wendy's International, Inc.                                              1,010,051
                                     60,085    Wyndham Worldwide Corp.                                                  1,968,385
                                    153,782    Yum! Brands, Inc.                                                        5,202,445
                                                                                                                    -------------
                                                                                                                       63,019,679
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%            18,907    Black & Decker Corp.                                                     1,574,953
                                     37,954    Centex Corp.                                                             1,008,438
                                     81,211    DR Horton, Inc. (e)                                                      1,040,313
                                     42,851    Fortune Brands, Inc.                                                     3,491,928
                                     20,057    Harman International Industries, Inc.                                    1,735,332
                                     20,591    KB Home (e)                                                                516,010
                                     54,352    Leggett & Platt, Inc.                                                    1,041,384
                                     38,991    Lennar Corp. Class A                                                       883,146
                                     78,733    Newell Rubbermaid, Inc.                                                  2,269,085
                                     66,925    Pulte Homes, Inc.                                                          910,849
                                     16,879    Snap-On, Inc.                                                              836,186
                                     23,289    The Stanley Works                                                        1,307,212
                                     20,997    Whirlpool Corp.                                                          1,870,833
                                                                                                                    -------------
                                                                                                                       18,485,669
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.2%            46,337    Clorox Co. (e)                                                           2,826,094
                                    148,284    Colgate-Palmolive Co.                                                   10,575,615
                                    122,455    Kimberly-Clark Corp.                                                     8,603,688
                                    926,694    The Procter & Gamble Co.                                                65,183,656
                                                                                                                    -------------
                                                                                                                       87,189,053
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                   30,538    Affiliated Computer Services, Inc. Class A (a)                           1,534,229
                                    157,943    Automatic Data Processing, Inc.                                          7,254,322
                                     41,051    Cognizant Technology Solutions Corp. (a)                                 3,274,638
                                     51,351    Computer Sciences Corp. (a)                                              2,870,521
                                     41,381    Convergys Corp. (a)                                                        718,374
                                    151,672    Electronic Data Systems Corp.                                            3,312,516
                                     48,264    Fidelity National Information Services, Inc.                             2,141,474
                                     53,982    Fiserv, Inc. (a)                                                         2,745,525
                                    104,379    Paychex, Inc. (e)                                                        4,279,539
                                     96,190    Unisys Corp. (a)                                                           636,778
                                    224,753    The Western Union Co.                                                    4,713,070
                                                                                                                    -------------
                                                                                                                       33,480,986
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers         191,863    The AES Corp. (a)                                                        3,844,935
& Energy Traders - 0.5%              56,849    Constellation Energy Group, Inc.                                         4,877,076
                                    126,551    Dynegy, Inc. Class A (a)                                                 1,169,331
                                    134,000    TXU Corp.                                                                9,174,980
                                                                                                                    -------------
                                                                                                                       19,066,322
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Industrial                          212,885    3M Co. (e)                                                         $    19,921,778
Conglomerates - 3.9%              3,047,037    General Electric Co. (d)(e)                                            126,147,332
                                     70,138    Textron, Inc.                                                            4,363,285
                                    146,001    Tyco International Ltd.                                                  6,473,684
                                                                                                                    -------------
                                                                                                                      156,906,079
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                     92,631    ACE Ltd.                                                                 5,610,660
                                     30,181    AMBAC Financial Group, Inc.                                              1,898,687
                                     90,931    AON Corp. (e)                                                            4,074,618
                                    147,374    Aflac, Inc. (e)                                                          8,406,213
                                    174,000    The Allstate Corp.                                                       9,951,060
                                    762,593    American International Group, Inc.                                      51,589,416
                                     30,052    Assurant, Inc.                                                           1,607,782
                                    119,197    Chubb Corp.                                                              6,393,727
                                     50,762    Cincinnati Financial Corp.                                               2,198,502
                                    125,975    Genworth Financial, Inc. Class A                                         3,871,212
                                     91,024    Hartford Financial Services Group, Inc.                                  8,424,271
                                     85,531    Lincoln National Corp.                                                   5,642,480
                                    130,470    Loews Corp.                                                              6,308,225
                                     40,859    MBIA, Inc. (e)                                                           2,494,442
                                    162,060    Marsh & McLennan Cos., Inc. (e)                                          4,132,530
                                    225,546    MetLife, Inc.                                                           15,727,323
                                     83,898    Principal Financial Group, Inc.                                          5,293,125
                                    215,447    The Progressive Corp.                                                    4,181,826
                                    139,539    Prudential Financial, Inc.                                              13,616,216
                                     35,594    Safeco Corp.                                                             2,179,065
                                     31,320    Torchmark Corp.                                                          1,951,862
                                    201,346    The Travelers Cos., Inc.                                                10,135,758
                                     97,567    UnumProvident Corp.                                                      2,387,464
                                     50,335    XL Capital Ltd. Class A                                                  3,986,532
                                                                                                                    -------------
                                                                                                                      182,062,996
---------------------------------------------------------------------------------------------------------------------------------
Internet &                           93,060    Amazon.com, Inc. (a)(e)                                                  8,668,539
Catalog Retail - 0.3%                62,327    IAC/InterActiveCorp (a)                                                  1,849,242
                                                                                                                    -------------
                                                                                                                       10,517,781
---------------------------------------------------------------------------------------------------------------------------------
Internet Software &                  49,700    Akamai Technologies, Inc. (a)                                            1,427,881
Services - 1.7%                     339,488    eBay, Inc. (a)(e)                                                       13,246,822
                                     69,139    Google, Inc. Class A (a)                                                39,220,481
                                     77,773    VeriSign, Inc. (a)(e)                                                    2,624,061
                                    391,040    Yahoo! Inc. (a)                                                         10,495,514
                                                                                                                    -------------
                                                                                                                       67,014,759
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                  26,446    Brunswick Corp.                                                            604,556
Products - 0.2%                      91,427    Eastman Kodak Co. (e)                                                    2,446,587
                                     49,504    Hasbro, Inc.                                                             1,380,172
                                    114,088    Mattel, Inc.                                                             2,676,504
                                                                                                                    -------------
                                                                                                                        7,107,819
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                57,286    Applera Corp. - Applied Biosystems Group                                 1,984,387
Services - 0.3%                      13,383    Millipore Corp. (a)                                                      1,014,431
                                     32,461    PerkinElmer, Inc.                                                          948,186
                                    122,666    Thermo Fisher Scientific, Inc. (a)                                       7,080,282
                                     33,169    Waters Corp. (a)                                                         2,219,669
                                                                                                                    -------------
                                                                                                                       13,246,955
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                    192,116    Caterpillar, Inc.                                                  $    15,067,658
                                     29,481    Cummins, Inc.                                                            3,770,325
                                     71,451    Danaher Corp.                                                            5,909,712
                                     66,004    Deere & Co.                                                              9,796,314
                                     58,887    Dover Corp.                                                              3,000,293
                                     46,083    Eaton Corp.                                                              4,564,060
                                     52,682    ITT Corp.                                                                3,578,688
                                    119,329    Illinois Tool Works, Inc.                                                7,116,782
                                     89,498    Ingersoll-Rand Co. Class A                                               4,874,956
                                     73,585    PACCAR, Inc. (e)                                                         6,273,121
                                     35,675    Pall Corp.                                                               1,387,758
                                     35,779    Parker Hannifin Corp. (e)                                                4,001,166
                                     30,434    Terex Corp. (a)                                                          2,709,235
                                                                                                                    -------------
                                                                                                                       72,050,068
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.1%                        218,312    CBS Corp. Class B                                                        6,876,828
                                    152,375    Clear Channel Communications, Inc.                                       5,704,920
                                    852,709    Comcast Corp. Class A (a)(e)                                            20,618,504
                                     74,257    Comcast Corp. Special Class A (a)                                        1,779,198
                                    229,568    The DIRECTV Group, Inc. (a)                                              5,573,911
                                     21,863    Dow Jones & Co., Inc.                                                    1,305,221
                                     25,299    EW Scripps Co. Class A                                                   1,062,558
                                     65,825    Gannett Co., Inc. (e)                                                    2,876,553
                                    122,546    Interpublic Group of Cos., Inc. (a)                                      1,272,027
                                    100,801    The McGraw-Hill Cos., Inc.                                               5,131,779
                                     13,545    Meredith Corp.                                                             776,129
                                     42,298    The New York Times Co. Class A  (e)                                        835,808
                                    700,993    News Corp. Class A (e)                                                  15,414,836
                                     96,014    Omnicom Group Inc.                                                       4,617,313
                                  1,114,697    Time Warner, Inc.                                                       20,465,837
                                     24,012    Tribune Co.                                                                656,008
                                    212,329    Viacom, Inc. Class B (a)                                                 8,274,461
                                    578,740    Walt Disney Co. (e)                                                     19,902,869
                                                                                                                    -------------
                                                                                                                      123,144,760
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%              257,228    Alcoa, Inc.                                                             10,062,759
                                     28,713    Allegheny Technologies, Inc.                                             3,156,994
                                    111,775    Freeport-McMoRan Copper & Gold, Inc. Class B (e)                        11,724,080
                                    128,077    Newmont Mining Corp.                                                     5,728,884
                                     91,231    Nucor Corp.                                                              5,425,508
                                     35,731    United States Steel Corp.                                                3,785,342
                                                                                                                    -------------
                                                                                                                       39,883,567
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%               58,162    Ameren Corp.                                                             3,053,505
                                     74,931    CMS Energy Corp.                                                         1,260,339
                                     91,258    CenterPoint Energy, Inc. (e)                                             1,462,866
                                     73,902    Consolidated Edison, Inc. (e)                                            3,421,663
                                     48,853    DTE Energy Co.                                                           2,366,439
                                     83,259    Dominion Resources, Inc.                                                 7,018,734
                                     21,770    Integrys Energy Group, Inc.                                              1,115,277
                                     73,115    NiSource, Inc.                                                           1,399,421
                                    109,031    PG&E Corp.                                                               5,211,682
                                        900    Progress Energy, Inc. (a)                                                      297
                                     77,650    Public Service Enterprise Group, Inc.                                    6,832,424
                                     73,538    Sempra Energy                                                            4,274,029
                                     57,416    TECO Energy, Inc.                                                          943,345
                                    116,026    Xcel Energy, Inc.                                                        2,499,200
                                                                                                                    -------------
                                                                                                                       40,859,221
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%              32,682    Big Lots, Inc. (a)                                                 $       975,231
                                     22,350    Dillard's, Inc. Class A                                                    487,901
                                     50,133    Family Dollar Stores, Inc.                                               1,331,532
                                     63,454    JC Penney Co., Inc.                                                      4,021,080
                                     94,554    Kohl's Corp. (a)(e)                                                      5,420,781
                                    132,566    Macy's, Inc.                                                             4,284,533
                                     63,032    Nordstrom, Inc.                                                          2,955,570
                                     23,177    Sears Holdings Corp. (a)(e)                                              2,948,114
                                    249,864    Target Corp. (e)                                                        15,883,854
                                                                                                                    -------------
                                                                                                                       38,308,596
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%           282,761    Xerox Corp. (a)                                                          4,903,076
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               132,987    Anadarko Petroleum Corp.                                                 7,148,051
Fuels - 9.1%                         95,203    Apache Corp.                                                             8,573,982
                                    122,761    Chesapeake Energy Corp.  (e)                                             4,328,553
                                    637,229    Chevron Corp.                                                           59,631,890
                                    487,405    ConocoPhillips                                                          42,779,537
                                     53,248    Consol Energy, Inc.                                                      2,481,357
                                    134,164    Devon Energy Corp.                                                      11,162,445
                                     74,622    EOG Resources, Inc.                                                      5,397,409
                                    199,959    El Paso Corp.                                                            3,393,304
                                  1,649,627    Exxon Mobil Corp. (d)                                                  152,689,475
                                     78,184    Hess Corp.                                                               5,201,582
                                    200,858    Marathon Oil Corp. (e)                                                  11,452,923
                                     54,259    Murphy Oil Corp. (e)                                                     3,792,162
                                    250,019    Occidental Petroleum Corp. (e)                                          16,021,218
                                     79,542    Peabody Energy Corp.                                                     3,807,676
                                     35,908    Sunoco, Inc.                                                             2,541,568
                                     41,000    Tesoro Corp.                                                             1,886,820
                                    164,460    Valero Energy Corp.                                                     11,048,423
                                    171,567    Williams Cos., Inc.                                                      5,843,572
                                    109,863    XTO Energy, Inc.                                                         6,793,928
                                                                                                                    -------------
                                                                                                                      365,975,875
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%      135,984    International Paper Co. (e)                                              4,877,746
                                     56,915    MeadWestvaco Corp.                                                       1,680,700
                                     63,612    Weyerhaeuser Co.                                                         4,599,148
                                                                                                                    -------------
                                                                                                                       11,157,594
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%            135,658    Avon Products, Inc.                                                      5,091,245
                                     36,532    The Estee Lauder Cos., Inc. Class A                                      1,551,149
                                                                                                                    -------------
                                                                                                                        6,642,394
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%              459,554    Abbott Laboratories (e)                                                 24,641,285
                                     87,408    Allergan, Inc. (e)                                                       5,635,194
                                     30,459    Barr Pharmaceuticals, Inc. (a)                                           1,733,422
                                    582,631    Bristol-Myers Squibb Co.                                                16,791,425
                                    288,056    Eli Lilly & Co.                                                         16,399,028
                                     92,274    Forest Laboratories, Inc. (a)                                            3,440,897
                                    860,737    Johnson & Johnson                                                       56,550,421
                                     67,873    King Pharmaceuticals, Inc. (a)                                             795,472
                                    645,025    Merck & Co., Inc.                                                       33,341,342

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     72,443    Mylan Laboratories Inc.                                            $     1,156,190
                                  2,060,030    Pfizer, Inc.                                                            50,326,533
                                    445,022    Schering-Plough Corp.                                                   14,076,046
                                     30,907    Watson Pharmaceuticals, Inc. (a)                                         1,001,387
                                    399,834    Wyeth                                                                   17,812,605
                                                                                                                    -------------
                                                                                                                      243,701,247
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment               26,231    Apartment Investment & Management Co. Class A                            1,183,805
Trusts (REITs) - 1.2%                61,986    Archstone-Smith Trust                                                    3,727,838
                                     21,168    AvalonBay Communities, Inc.                                              2,499,094
                                     32,346    Boston Properties, Inc.                                                  3,360,749
                                     37,675    Developers Diversified Realty Corp.                                      2,104,902
                                     89,636    Equity Residential                                                       3,796,981
                                     78,600    General Growth Properties, Inc. (e)                                      4,214,532
                                    162,795    Host Marriott Corp. (e)                                                  3,653,120
                                     68,641    Kimco Realty Corp.                                                       3,103,260
                                     51,930    Plum Creek Timber Co., Inc.                                              2,324,387
                                     81,264    ProLogis                                                                 5,391,866
                                     35,046    Public Storage                                                           2,756,368
                                     64,283    Simon Property Group, Inc. (e)                                           6,428,300
                                     37,263    Vornado Realty Trust (e)                                                 4,074,709
                                                                                                                    -------------
                                                                                                                       48,619,911
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             54,791    CB Richard Ellis Group, Inc. (a)                                         1,525,381
Development - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                   93,202    Burlington Northern Santa Fe Corp.                                       7,565,206
                                    125,610    CSX Corp.                                                                5,367,315
                                    118,902    Norfolk Southern Corp.                                                   6,172,203
                                     17,447    Ryder System, Inc.                                                         854,903
                                     76,505    Union Pacific Corp.                                                      8,649,655
                                                                                                                    -------------
                                                                                                                       28,609,282
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      154,182    Advanced Micro Devices, Inc. (a)                                         2,035,202
Equipment - 2.7%                    112,104    Altera Corp.                                                             2,699,464
                                     99,798    Analog Devices, Inc.                                                     3,608,696
                                    397,580    Applied Materials, Inc. (e)                                              8,229,906
                                    134,264    Broadcom Corp. Class A (a)(e)                                            4,892,580
                                  1,736,753    Intel Corp.                                                             44,912,433
                                     54,766    KLA-Tencor Corp.                                                         3,054,847
                                    219,575    LSI Logic Corp. (a)                                                      1,629,247
                                     67,669    Linear Technology Corp. (e)                                              2,367,738
                                     63,700    MEMC Electronic Materials, Inc. (a)                                      3,749,382
                                     65,800    Microchip Technology, Inc.                                               2,389,856
                                    209,443    Micron Technology, Inc. (a)(e)                                           2,324,817
                                     79,434    National Semiconductor Corp.                                             2,154,250
                                     41,092    Novellus Systems, Inc. (a)                                               1,120,168
                                    163,011    Nvidia Corp. (a)                                                         5,907,519
                                     54,861    Teradyne, Inc. (a)                                                         757,082
                                    425,012    Texas Instruments, Inc.                                                 15,551,189
                                     97,426    Xilinx, Inc.                                                             2,546,716
                                                                                                                    -------------
                                                                                                                      109,931,092
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                     172,676    Adobe Systems, Inc. (a)                                            $     7,539,034
                                     70,723    Autodesk, Inc. (a)                                                       3,534,028
                                     62,689    BMC Software, Inc. (a)                                                   1,957,777
                                    125,624    CA, Inc.                                                                 3,231,049
                                     48,698    Citrix Systems, Inc. (a)                                                 1,963,503
                                    101,071    Compuware Corp. (a)                                                        810,589
                                     88,482    Electronic Arts, Inc. (a)                                                4,954,107
                                     95,496    Intuit, Inc. (a)                                                         2,893,529
                                  2,397,787    Microsoft Corp.                                                         70,638,805
                                    107,131    Novell, Inc. (a)                                                           818,481
                                  1,183,719    Oracle Corp. (a)                                                        25,627,516
                                    265,318    Symantec Corp. (a)(e)                                                    5,141,863
                                                                                                                    -------------
                                                                                                                      129,110,281
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%              26,482    Abercrombie & Fitch Co. Class A                                          2,137,097
                                     53,613    AutoNation, Inc. (a)                                                       950,022
                                     15,564    AutoZone, Inc. (a)                                                       1,807,603
                                     77,966    Bed Bath & Beyond, Inc. (a)                                              2,660,200
                                    115,557    Best Buy Co., Inc. (e)                                                   5,317,933
                                     34,046    Circuit City Stores, Inc.                                                  269,304
                                    155,799    The Gap, Inc.                                                            2,872,934
                                    513,573    Home Depot, Inc. (e)                                                    16,660,308
                                    103,543    Limited Brands, Inc.                                                     2,370,099
                                    439,689    Lowe's Cos., Inc. (e)                                                   12,320,086
                                     81,247    Office Depot, Inc. (a)                                                   1,675,313
                                     24,642    OfficeMax, Inc.                                                            844,481
                                     44,829    RadioShack Corp.                                                           926,167
                                     30,048    The Sherwin-Williams Co.                                                 1,974,454
                                    212,493    Staples, Inc.                                                            4,566,475
                                    139,672    TJX Cos., Inc. (e)                                                       4,060,265
                                     40,963    Tiffany & Co.                                                            2,144,413
                                                                                                                    -------------
                                                                                                                       63,557,154
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                 110,708    Coach, Inc. (a)                                                          5,233,167
Luxury Goods - 0.4%                  35,167    Jones Apparel Group, Inc.                                                  743,079
                                     29,140    Liz Claiborne, Inc.                                                      1,000,376
                                    109,555    Nike, Inc. Class B                                                       6,426,496
                                     18,318    Polo Ralph Lauren Corp.                                                  1,424,225
                                     29,494    VF Corp.                                                                 2,381,641
                                                                                                                    -------------
                                                                                                                       17,208,984
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  171,345    Countrywide Financial Corp. (e)                                          3,257,268
Finance - 1.2%                      289,451    Fannie Mae                                                              17,601,515
                                    200,819    Freddie Mac                                                             11,850,329
                                    148,319    Hudson City Bancorp, Inc. (e)                                            2,281,146
                                     24,344    MGIC Investment Corp.                                                      786,555
                                    107,565    Sovereign Bancorp, Inc.                                                  1,832,908
                                    266,859    Washington Mutual, Inc.                                                  9,422,791
                                                                                                                    -------------
                                                                                                                       47,032,512
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                      626,037    Altria Group, Inc.                                                      43,528,353
                                     49,861    Reynolds American, Inc. (e)                                              3,170,661
                                     48,226    UST, Inc.                                                                2,392,010
                                                                                                                    -------------
                                                                                                                       49,091,024
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  23,692    WW Grainger, Inc.                                                        2,160,473
Distributors - 0.1%
---------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007

                                     Shares
Industry                               Held    Common Stocks                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          103,948    Alltel Corp.                                                       $     7,243,097
Services - 0.6%                     861,752    Sprint Nextel Corp.                                                     16,373,288
                                                                                                                    -------------
                                                                                                                       23,616,385
---------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks (Cost - $2,903,530,543) - 99.6%                  4,004,023,241
---------------------------------------------------------------------------------------------------------------------------------
                                  Beneficial
                                    Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                $ 20,180,359   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                               5.22% (b)(c)                                                            20,180,359
                                 416,838,650   BlackRock Liquidity Series, LLC Money Market Series,
                                               5.26% (b)(c)(f)                                                        416,838,650
---------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $437,019,009) - 10.8%              437,019,009
---------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $3,340,549,552*) - 110.4%                  4,441,042,250

                                               Liabilities in Excess of Other Assets - (10.4%)                       (420,026,492)
                                                                                                                  ---------------
                                               Net Assets - 100.0%                                                $ 4,021,015,758
                                                                                                                  ===============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,877,193,597
                                                                ===============
      Gross unrealized appreciation                             $ 1,615,772,134
      Gross unrealized depreciation                                 (51,923,481)
                                                                ---------------
      Net unrealized appreciation                               $ 1,563,848,653
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                              Realized        Interest/Dividend
      Affiliate                                              Purchase Cost      Sale Cost       Gain               Income
      -------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                                --     $ 27,733,866++         --        $ 2,144,727
      BlackRock Liquidity Series, LLC Money Market Series    $ 81,496,850+              --           --        $   395,736
      Merrill Lynch & Co., Inc.                              $  2,802,808     $    415,500     $195,324        $   223,675
      The PNC Financial Services Group, Inc.                 $  1,629,722     $    342,897     $ 65,683        $   148,313
      -------------------------------------------------------------------------------------------------------------------------

      +     Represents net purchase cost.
      ++    Represents net sale cost.
(c)   Represents the current yield as of September 30, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.
o     Financial futures contracts purchased as of September 30, 2007 were as follows:
      --------------------------------------------------------------------------
      Number of                  Expiration           Face           Unrealized
      Contracts    Issue            Date              Value         Appreciation
      --------------------------------------------------------------------------
         62     S&P 500 Index   December 2007     $ 22,807,839      $  1,032,711
      --------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

            Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission's web site at http://www.sec.gov.

                      Proxy Voting Policies and Procedures

                           For BlackRock Advisors, LLC
              And Its Affiliated SEC Registered Investment Advisers

                               September 30, 2006

                                Table of Contents

                                                                            Page
                                                                            ----

Introduction.................................................................

Scope of Committee Responsibilities..........................................

Special Circumstances........................................................

Voting Guidelines............................................................

      Boards of Directors....................................................

      Auditors...............................................................

      Compensation and Benefits..............................................

      Capital Structure......................................................

      Corporate Charter and By-Laws..........................................

      Corporate Meetings.....................................................

      Investment Companies...................................................

      Environmental and Social Issues........................................

Notice to Clients............................................................

                      Proxy Voting Policies and Procedures

      These Proxy Voting Policies and Procedures ("Policy") for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) ("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

      When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

----------
(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2.

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

      Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

      In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.

----------
(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

I. Scope of Committee Responsibilities

      The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

      The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

      The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

      While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time

----------
(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

      The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9) All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

      The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

      To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

----------
(9) The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

II. Special Circumstances

      Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

      Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

      Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

      As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

      Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

      Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").(10) In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

      o The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and

      o if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.

----------
(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III. Voting Guidelines

      The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

      A. Boards of Directors

      These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
#     VOTE and DESCRIPTION
--------------------------------------------------------------------------------
A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who
      o have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business
      o     voted to implement or renew a "dead-hand" poison pill
      o ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
      o failed to act on takeover offers where the majority of the shareholders have tendered their shares
      o are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
      o on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
      o     sit on more than six boards of public companies
--------------------------------------------------------------------------------
A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
--------------------------------------------------------------------------------
A.3 FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
--------------------------------------------------------------------------------
A.4 AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A.5   AGAINST proposals supporting cumulative voting
--------------------------------------------------------------------------------
A.6   FOR proposals eliminating cumulative voting
--------------------------------------------------------------------------------
A.7   FOR proposals supporting confidential voting
--------------------------------------------------------------------------------
A.8   FOR proposals seeking election of supervisory board members
--------------------------------------------------------------------------------
A.9 AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
--------------------------------------------------------------------------------
A.10  AGAINST shareholder proposals for term limits for directors
--------------------------------------------------------------------------------
A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
--------------------------------------------------------------------------------
A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
--------------------------------------------------------------------------------
A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
--------------------------------------------------------------------------------
A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
--------------------------------------------------------------------------------
A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
--------------------------------------------------------------------------------
A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
--------------------------------------------------------------------------------
A.17  FOR proposals to elect account inspectors
--------------------------------------------------------------------------------
A.18 FOR proposals to fix the membership of a Board of Directors at a specified size
--------------------------------------------------------------------------------
A.19  FOR proposals permitting shareholder ability to nominate directors directly
--------------------------------------------------------------------------------
A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
--------------------------------------------------------------------------------
A.21  FOR proposals permitting shareholder ability to remove directors directly
--------------------------------------------------------------------------------
A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly
--------------------------------------------------------------------------------

      B. Auditors

      These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
B.1   FOR approval of independent auditors, except for
      o auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent
      o auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's financial situation
      o on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
--------------------------------------------------------------------------------
B.2   FOR proposals seeking authorization to fix the remuneration of auditors
--------------------------------------------------------------------------------
B.3   FOR approving internal statutory auditors
--------------------------------------------------------------------------------
B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years
--------------------------------------------------------------------------------

      C. Compensation and Benefits

      These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
--------------------------------------------------------------------------------
C.2   FOR proposals to eliminate retirement benefits for outside directors
--------------------------------------------------------------------------------
C.3   AGAINST proposals to establish retirement benefits for outside directors
--------------------------------------------------------------------------------
C.4 FOR proposals approving the remuneration of directors or of supervisory board members
--------------------------------------------------------------------------------
C.5   AGAINST proposals to reprice stock options
--------------------------------------------------------------------------------
C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
--------------------------------------------------------------------------------
C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
--------------------------------------------------------------------------------
C.8   AGAINST proposals seeking to pay outside directors only in stock
--------------------------------------------------------------------------------
C.9 FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
--------------------------------------------------------------------------------
C.10 AGAINST proposals to ban all future stock or stock option grants to executives
--------------------------------------------------------------------------------
C.11 AGAINST option plans or grants that apply to directors or employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
--------------------------------------------------------------------------------
C.12 FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation
--------------------------------------------------------------------------------

      D. Capital Structure

      These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital
--------------------------------------------------------------------------------
D.2 FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
--------------------------------------------------------------------------------
D.3   FOR management proposals approving share repurchase programs
--------------------------------------------------------------------------------
D.4   FOR management proposals to split a company's stock
--------------------------------------------------------------------------------
D.5 FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
--------------------------------------------------------------------------------
D.6 FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).
--------------------------------------------------------------------------------

      E. Corporate Charter and By-Laws

      These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
E.1   AGAINST proposals seeking to adopt a poison pill
--------------------------------------------------------------------------------
E.2   FOR proposals seeking to redeem a poison pill
--------------------------------------------------------------------------------
E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification
--------------------------------------------------------------------------------
E.4   FOR management proposals to change the company's name
--------------------------------------------------------------------------------

      F. Corporate Meetings

      These are routine proposals relating to various requests regarding the formalities of corporate meetings.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
F.1 AGAINST proposals that seek authority to act on "any other business that may arise"
--------------------------------------------------------------------------------
F.2   FOR proposals designating two shareholders to keep minutes of the meeting
--------------------------------------------------------------------------------
F.3 FOR proposals concerning accepting or approving financial statements and statutory reports
--------------------------------------------------------------------------------
F.4   FOR proposals approving the discharge of management and the supervisory board
--------------------------------------------------------------------------------
F.5   FOR proposals approving the allocation of income and the dividend
--------------------------------------------------------------------------------
F.6 FOR proposals seeking authorization to file required documents/other formalities
--------------------------------------------------------------------------------
F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions
--------------------------------------------------------------------------------
F.8   FOR proposals appointing inspectors of elections
--------------------------------------------------------------------------------
F.9   FOR proposals electing a chair of the meeting
--------------------------------------------------------------------------------
F.10  FOR proposals to permit "virtual" shareholder meetings over the Internet
--------------------------------------------------------------------------------
F.11  AGAINST proposals to require rotating sites for shareholder meetings
--------------------------------------------------------------------------------

      G. Investment Companies

      These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
G.1 FOR nominees for director of mutual funds in uncontested elections, except for nominees who
      o have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business
      o ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
      o are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
      o on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance
--------------------------------------------------------------------------------
G.2   FOR the establishment of new series or classes of shares
--------------------------------------------------------------------------------
G.3   AGAINST proposals to change a fund's investment objective to nonfundamental
--------------------------------------------------------------------------------
G.4 FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
--------------------------------------------------------------------------------
G.5 AGAINST a shareholder proposal for the establishment of a director ownership requirement
--------------------------------------------------------------------------------
G.6   FOR classified boards of closed-end investment companies
--------------------------------------------------------------------------------

      H. Environmental and Social Issues

      These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

      The Committee's general policy is to vote:

--------------------------------------------------------------------------------
H.1 AGAINST proposals seeking to have companies adopt international codes of conduct
--------------------------------------------------------------------------------
H.2   AGAINST proposals seeking to have companies provide non-required reports on:
      o     environmental liabilities;
      o     bank lending policies;
      o     corporate political contributions or activities;
      o     alcohol advertising and efforts to discourage drinking by minors;
      o     costs and risk of doing business in any individual country;
      o     involvement in nuclear defense systems
--------------------------------------------------------------------------------
H.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
--------------------------------------------------------------------------------
H.4   AGAINST proposals seeking implementation of the CERES principles
--------------------------------------------------------------------------------

                                Notice to Clients

      BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

      BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

      These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

----------
(11) Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of September 30, 2007.

            (a)(1) BlackRock S&P 500 Protected Equity Fund, Inc. is managed by Jonathan Clark and Debra L. Jelilian, who are jointly responsible for the day-to-day management of the Fund's portfolio.

                        Mr. Clark joined BlackRock in 2006. Prior to joining BlackRock, he was a Vice President of Merrill Lynch Investment Managers, L.P. from 1999 to 2006. Mr. Clark has 14 years' experience as a portfolio manager and trader. Mr. Clark has been a portfolio manager of the Fund since 2005.

                        Ms. Jelilian joined BlackRock in 2006. Prior to joining BlackRock, she was a Director (Quantitative Investment Management) of Merrill Lynch Investment Managers, L.P. from 1999 to 2006. Ms. Jelilian has 15 years experience in investing and in managing index investments. Ms. Jelilian has been a portfolio manager of the Fund since 2005.

            (a)(2)      As of September 30, 2007:

            ------------------------------------------------------------------------------------------------------------------------
                                                                                          (iii) Number of Other Accounts and
                                        (ii) Number of Other Accounts Managed              Assets for Which Advisory Fee is
                                              and Assets by Account Type                          Performance-Based
            ------------------------------------------------------------------------------------------------------------------------
                                     Other                                                Other
                                   Registered        Other Pooled                       Registered     Other Pooled
               (i) Name of         Investment         Investment           Other        Investment      Investment         Other
            Portfolio Manager      Companies           Vehicles           Accounts      Companies        Vehicles        Accounts
            ------------------------------------------------------------------------------------------------------------------------
            Jonathan Clark             11                  4                 0              0                0               0
            ------------------------------------------------------------------------------------------------------------------------
                                $ 4,749,490,313     $1,311,697,590          $0             $0               $0              $0
            ------------------------------------------------------------------------------------------------------------------------
            Debra L. Jelilian          26                 16                21              0                0               3
            ------------------------------------------------------------------------------------------------------------------------
                                $24,970,490,227     $8,690,528,118    $38,047,352,423      $0               $0        $1,904,455,238
            ------------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

            As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

            (a)(3) As of September 30, 2007:

Portfolio Manager Compensation Overview

The portfolio manager compensation program of BlackRock Inc., and its affiliates (collectively, herein "BlackRock") is critical to BlackRock's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

Base Salary

Under the BlackRock approach, like that of many asset management firms, fixed base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, many portfolio managers incentive compensation is based on a formulaic compensation program.

BlackRock's formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and/or 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. The portfolio manager's incentive compensation is derived based on the pre-tax performance of all the products he or she manages, including investment performance relative to appropriate competitors or benchmarks over various performance periods, performance relative to peers, external market conditions and year over year performance. For these purposes, the investment performance of the Fund is compared to the S&P 500(R) Composite Stock Price Index. Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus, which may or may not be a large part of their overall compensation. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc. (the "Company"). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers, therefore, have a direct incentive to protect the Company's reputation for integrity.

Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans. For example, BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

            (a)(4) Beneficial Ownership of Securities. As of September 30, 2007, Mr. Clark nor Ms. Jelilian beneficially owned any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable due to no such purchases during the period covered by this report.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Protected Equity Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: November 20, 2007